CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE LOSS - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE LOSS
Revenue	¥ 5,082	¥ 4,713
Cost of revenue	(3,056)	0
Gross profit	2,026	4,713
Loss on disposal of discontinued operations and subsidiaries	0	(499,539)
Operating expenses
Selling expense	(210)	0
General and administrative expense	(5,598)	(5,696)
Financial expense	(991)	(332)
Total operating expenses	(6,799)	(6,028)
Loss before income tax	(4,773)	(500,854)
Income tax expense	(155)	0
Net loss	(4,928)	(500,854)
Net loss attributable to:
Equity holders of the Company	(4,928)	(500,854)
Net loss	(4,928)	(500,854)
Other comprehensive loss for the year
Net loss	(4,928)	(500,854)
Total currency translation differences arising from consolidation	(1,470)	49,386
Total comprehensive loss for the year	(6,398)	(451,468)
Total comprehensive loss attributable to:
Equity holders of the Company	(6,398)	(451,548)
Non-controlling interests	0	0
Total comprehensive loss	¥ (6,398)	¥ (451,548)
Basic and diluted loss per share for the loss attributable to the equity holders of the Company during the year (expressed in RMB per share)	¥ (0.0001)	¥ (0.04)
Weighted average number of shares outstanding in the period	63,520,747,820	11,645,333,510